Statement of Cash flows (Tables)	12 Months Ended
Dec. 31, 2025
Statement Of Cash Flows
Schedule of statement of Cash flows

		2025	2024	2023
		(In thousands of Korean won)
Depreciation	₩	2,649,937	2,817,673	2,921,232
Amortization		600,074	356,010	362,800
Impairment loss on property and equipment		152,816	964,626	2,246
Bad debt expenses		404	297,162	171,561
Losses on valuation of short-term investment securities		2,388,883	-	-
Other bad debt expenses		594,481	347,419	-
Losses on disposal or retirement of property and equipment		781,522	329,882	31,975
Losses on valuation of long-term investment securities		9,136	60,275	12,395
Losses on disposal of long-term investment securities		2,132,188	-	-
Impairment loss on Intangible assets		2,897,920	-	-
Impairment loss on goodwill		129,071,743	-	-
Losses on disposal of short-term investment securities		5,917	-	-
Inventory valuation loss (reversal)		(66,530)	1,578,040	(397,995)
Unrealized losses on foreign currency transaction		874,296	6,447	26,064
Losses on disposal of short-term borrowings		317,625
Interest expenses		3,904,290	1,257,378	1,385,142
Miscellaneous expenses		220	-	-
(Reversal of) Share-based compensation expenses		25,636,854	(180,127)	(25,758)
Gains on valuation of warrants		(16,622,386)	-	-
Listing expenses		25,075,227	-	-
Severance Benefits		789,084	394,173	545,880
Losses on valuation of derivative instruments		1,710,264	-	-
Income tax expense (benefit)		435,086	(747,380)	760,779
Loss from investments in associates		10,413	-	-
Investment expenses		18,778	-	-
Losses on valuation of short-term financial instruments		-	-	6
Losses on valuation of long-term financial instruments		889	115	8,717
Loss on initial recognition of FVPL liabilities		26,228,276	-	-
Dividend income		(2,613)	(1,463)	(1,462)
Miscellaneous income		(2,573)	-	-
Gain on valuation of derivative instruments		(860,353)	-	-
Gains on valuation of long-term financial instruments		(9,192)	(6,368)	(7,241)
Reversal of loss on valuation of long-term investments		(6,536)	-	-
Investment revenue		(2,142)	-	-
Project settlement gain		(904)	-	-
Gain on debt forgiveness		(309,849)	-	-
Gain from investments in associates		(5,902)	-	-
Gains from merger		(8,509)	-	-
Gains on valuation of short-term investment securities		(208,737)	-	-
Reversal of other bad debt expenses		(154,953)	-	-
Gains on valuation of short-term financial instruments		-	(33)	(55)
Unrealized gains on foreign currency transaction		(120,693)	(88,458)	(376,295)
Gains on disposal of right-of-use assets		(461,212)	(131,193)	(1,042,833)
Gains on disposal of property, plant and equipment		(2,113)	(6,100)	(928)
Gains on disposal of short-term loans		-	-	(12,819)
Gains on disposal of long-term loans		-	-	(622,539)
Interest income		(407,595)	(287,285)	(406,933)
Gains on valuation of long-term investment securities		(78,955)	(149,926)	(116,900)
Gains on valuation of FVPL liabilities		(5,559,061)	-	-
Total	₩	201,395,515	6,810,867	3,217,039

Schedule of changes in assets and liabilities from operating activities

		2025	2024	2023
		(In thousands of Korean won)
Other non-current non-financial assets	₩	(118,649)	698,657	-
Other current non-financial assets		578,126	54,560	(2,708,583)
Accounts receivable — trade, net		4,989,162	(2,665,062)	7,951,197
Accounts receivable — other, net		939,918	(346,964)	(303,948)
Trade and other payables		(8,056,159)	(447,975)	(19,972,438)
Inventories, net		(727,447)	(1,971,804)	3,329,293
Contract liabilities		646,601	-	-
Value added tax receivables		9,462	145,204	1,965,135
Value added tax payables		(20,715)	-	-
Other current liabilities		128,352	593,949	299,334
Other non-current financial assets		100,000	-	-
Liabilities due to payment of benefits		(316,267)	(496,920)	(658,367)
Contract assets		643,945	-	-
Long-term investment securities		(2,449,482)	-	-
Payments for Investments in associates		(66,000)	-	-
Proceeds from Investments in associates		47,892	-	-
Other current provisions		(17,170)	-	-
Other non-current liabilities		1,397,592	-	-
Total		(2,290,839)	(4,436,355)	(10,098,377)

Schedule of significant non-cash transactions

		2025	2024	2023
		(In thousands of Korean won)
Reclassification of long-term borrowings	₩	-	2,218,720	24,960
Reclassification of non-current lease liabilities		1,648,651	1,744,031	1,911,047
Increase in Lease liabilities		414,622	364,731	612,220
Offset of loans		-	42,000	14,804,782
Reclassification of Investment properties		1,953,094	2,360,275	3,483,371
Reclassification of long-term investment securities		490,680	-	-
Conversion of convertible bonds		10,570,818	-	-
Recognition of restoration provision		10,352	-	26,833
Transfer of construction in progress		6,062	-	9,950
Offset of other receivables		-	-	646,380
Loan reassignment: Involvement of the Parent company’s CEO		-	-	2,900,000
Payables related to the acquisition of treasury shares		-	-	1,000,000
Reclassification of long-term borrowings to capital surplus		791,950	-	-

Schedule of liabilities to cash flows arising from financing activities

		Borrowings	Convertible notes	Lease liabilities	Total
Balance at 1 January 2023	₩	2,568,640	-	17,403,492	19,972,132
Changes from financing cash flows
Proceeds from borrowings		130,000	-	-	130,000
Repayment of borrowings		(24,960)	-	-	(24,960)
Payment of lease liabilities		-	-	(1,617,756)	(1,617,756)
Receipt of lease deposits		-	-	-	-
Total	₩	105,040	-	(1,617,756)	(1,512,716)
Other changes
Borrowing assumed (*1)		2,900,000	-	-	2,900,000
Present value discount		(282,734)	-	-	(282,734)
New leases		-	-	612,220	612,220
Lease termination / lease modification		-	-	(1,889,447)	(1,889,447)
Interest expense		72,055	-	1,047,738	1,119,793
Interest paid		-	-	(1,047,738)	(1,047,738)
Total	₩	2,689,321	-	(1,277,227)	1,412,094
Balance at 31 December 2023	₩	5,363,001	-	14,508,509	19,871,510
Balance at 1 January 2024	₩	5,363,001	-	14,508,509	19,871,510
Changes from financing cash flows
Proceeds from borrowings		870,000	-	-	870,000
Repayment of borrowings		(418,960)	-	-	(418,960)
Payment of lease liabilities		-	-	(1,663,415)	(1,663,415)
Receipt of lease deposits		-	-	-	-
Repayment of lease deposits		-	-	-	-
Total	₩	451,040	-	(1,663,415)	(1,212,375)
Other changes
Offset of loans		(42,000)	-	-	(42,000)
Present value discount		100,915	-	-	100,915
New leases		-	-	364,731	364,731
Lease termination / lease modification		-	-	(2,120,588)	(2,120,588)
Interest expense		-	-	851,543	851,543
Interest paid		-	-	(851,543)	(851,543)
Total	₩	58,915	-	(1,755,857)	(1,696,942)
Balance at 31 December 2024	₩	5,872,956	-	11,089,238	16,962,194
Balance at 1 January 2025	₩	5,872,956	-	11,089,238	16,962,194
Changes from financing cash flows
Proceeds from borrowings		9,742,333	25,572,796	-	35,315,129
Repayment of borrowings		(3,429,014)	-	-	(3,429,014)
Payment of lease liabilities		-	-	(2,055,725)	(2,055,725)
Receipt of lease deposits		-	-	-	-
Reclassification		-	1,208,196	-	1,208,196
Total	₩	6,313,319	26,780,992	(2,055,725)	31,038,587
Other changes
Changes in scope of consolidation		5,861,311	3,920,244	361,690	10,143,245
Foreign exchange differences		(691,248)	348,309	(1,955)	(344,894)
Conversion of Convertible Bonds to Common Stock		-	(8,045,803)	-	(8,045,803)
Other non-cash transactions		(1,504,194)	10,929,831	-	9,425,637
New leases		-	-	414,622	414,622
Lease termination / lease modification		-	-	(1,836,600)	(1,836,600)
Interest expense		131,318	259,508	538,378	929,204
Interest paid		-	-	(538,378)	(538,378)
Gains on Valuation of FVPL		-	(5,559,062)	-	(5,559,062)
Total	₩	3,797,187	1,853,028	(1,062,243)	4,587,972
Balance at 31 December 2025	₩	15,983,462	28,634,020	7,971,269	52,588,751

(*1)	Prior to 2023, the Parent Company granted a loan amounting to Korean Won 1,700,000 thousand to its subsidiary. Upon consolidation, this intercompany transaction was offset. During 2023, the obligation, along with a new loan of Korean Won 1,200,000 thousand borrowed by the subsidiary within the year, was transitioned to Cho Hyeong Seok, CEO of the Parent Company. This reallocated liability is presented as “borrowing assumed”, denoting a change in debtor, not the origination of a new loan.